Trade and other receivables	12 Months Ended
Sep. 30, 2024
Trade and other receivables.
Trade and other receivables

13.    Trade and other receivables

	2024	2023	2022
	$'000	$'000	$'000
Current assets
Trade debtors	471	1,273	5,924
Other debtors	4,009	164	892
Prepayments and accrued income	517	1,780	861
Total	4,997	3,217	7,677

The directors consider that the carrying amount of financial assets recorded at amortised cost in the financial statements approximate their fair value.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

	2024	2023	2022
	$'000	$'000	$'000
Non-current Assets
Prepayments	—	—	15,873
Trade debtors	—	—	975
Other debtors	—	1,888	1,717
Total	—	1,888	18,565

There has been no change to the allowance for impairment during the year (2023: $nil 2022: $nil). Bad debt write-offs in the year were $0.166 million (2023: $1.600 million; 2022: $nil). The $1.600 million written off in prior year relates to Virgin Orbit Inc. which filed for bankruptcy in the U.S. This was included within ‘(Loss)/profit from discontinued operation, net of tax’. Arqit is still pursuing recovery of funds in conjunction with the appointed authority.

At September 30, 2024 $0.425 million (2023: $1.273 million; 2022: $5.924 million) were past due of which $nil (2023: $nil; 2022: $nil) was impaired.

In 2022, Non-current prepayments comprised the payment of a non-refundable deposit towards the cost of the first satellite launch service.